Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


[LOGO] Excelsior Funds
       Advised by U.S. Trust

                                 Institutional
                                  MONEY FUND


                              Semi-Annual Report
                              September 30, 2002

Excelsior Funds, Inc.
Portfolio of Investments
September 30, 2002 (Unaudited)

Money Fund


 Principal                                                                Value
  Amount                                                        Rate     (Note 1)
------------                                                    ----  --------------
COMMERCIAL PAPER -- 39.35%
$100,000,000 Abbey National of North America, 10/09/02......... 1.70% $   99,961,111
 100,000,000 American Express, 11/15/02........................ 1.72      99,785,000
  95,039,000 Atlantic Asset Securities Corp., 10/23/02......... 1.79      94,935,038
  50,000,000 Bristol-Myers Squibb, Co., 10/07/02............... 1.75      49,985,417
 100,000,000 Corporate Asset Funding, Co., 10/11/02............ 1.75      99,951,389
  45,300,000 Eli Lilly & Co., 11/06/02......................... 1.70      45,222,990
 100,000,000 Falcon Asset Securities Corp., 10/02/02........... 1.75      99,995,139
  25,000,000 Goldman Sachs Group, Inc., 10/02/02............... 1.77      24,998,771
 100,000,000  11/20/02......................................... 1.74      99,758,334
  50,000,000 International Lease Finance, Co., 11/20/02........ 1.74      49,879,167
  50,000,000  12/04/02......................................... 1.74      49,845,333
 100,000,000 New Center Asset Trust, 11/13/02.................. 1.75      99,790,972
  61,000,000 Pfizer, Inc., 10/25/02............................ 1.72      60,930,053
  50,000,000 Receivable Capital Corp., 10/21/02................ 1.76      49,951,111
                                                                      --------------
             TOTAL COMMERCIAL PAPER (Cost $1,024,989,825)............  1,024,989,825
                                                                      --------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 57.97%
 210,000,000 Federal Home Loan Bank, 10/01/02.................. 1.85     210,000,000
 500,000,000 Federal Home Loan Mortgage Corporation, 10/01/02.. 1.85     500,000,000

 Principal                                                                  Value
  Amount                                                         Rate      (Note 1)
------------                                                     ----   --------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- (continued)
$800,000,000 Federal National Mortgage Association, 10/01/02...   1.85% $  800,000,000
                                                                        --------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $1,510,000,000)..........................................  1,510,000,000
                                                                        --------------
REPURCHASE AGREEMENT -- 0.96%
  25,000,000 +Morgan Stanley Dean Witter, Repurchase Agreement, 1.90%,
              dated 9/30/02, due 10/1/02, to be repurchased at
              $25,001,319 (Cost $25,000,000)...........................     25,000,000
                                                                        --------------
  Shares
------------
OTHER SHORT-TERM INVESTMENT -- 1.86%
  48,328,868 Dreyfus Government Cash Management Fund (Cost $48,328,868)     48,328,868
                                                                        --------------
TOTAL INVESTMENTS
 (Cost $2,608,318,693*)........................................ 100.14% $2,608,318,693
OTHER ASSETS & LIABILITIES
 (NET).........................................................  (0.14)     (3,702,393)
                                                                ------  --------------
NET ASSETS..................................................... 100.00% $2,604,616,300
                                                                ======  ==============

-------------
* Aggregate cost for Federal tax and book purposes.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statement of Assets and Liabilities
September 30, 2002 (Unaudited)




ASSETS:
  Investments, at cost -- see accompanying portfolios. $2,608,318,693
                                                       ==============
  Investments, at value (Note 1)...................... $2,608,318,693
  Cash................................................        424,944
  Interest receivable.................................         92,610
                                                       --------------
   Total Assets.......................................  2,608,836,247
LIABILITIES:
  Payable for dividends declared......................      2,278,374
  Investment advisory fees payable (Note 2)...........      1,171,801
  Administration fees payable (Note 2)................        443,073
  Administrative servicing fees payable (Note 2)......         67,513
  Directors' fees payable (Note 2)....................          4,938
  Accrued expenses and other payables.................        254,248
                                                       --------------
   Total Liabilities..................................      4,219,947
                                                       --------------
NET ASSETS............................................ $2,604,616,300
                                                       ==============
NET ASSETS Consist of:
 Undistributed net investment income.................. $      264,799
  Accumulated net realized (loss) on investments......        (28,048)
  Par value (Note 4)..................................      2,604,575
  Paid-in capital in excess of par value..............  2,601,774,974
                                                       --------------
Total Net Assets...................................... $2,604,616,300
                                                       ==============
Net Assets:
  Shares.............................................. $1,829,038,457
  Institutional Shares................................    775,577,843
Shares of Common Stock Outstanding (Note 4):
  Shares..............................................  1,829,075,854
  Institutional Shares................................    775,499,590
NET ASSET VALUE PER SHARE:
  Shares.............................................. $         1.00
                                                       ==============
  Institutional Shares................................ $         1.00
                                                       ==============


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statement of Operations
Six Months Ended September 30, 2002 (Unaudited)


INVESTMENT INCOME:
 Interest income....................................... $22,263,790
                                                        -----------
EXPENSES:
 Investment advisory fees (Note 2).....................   1,881,351
 Administration fees (Note 2)..........................   2,070,623
 Administrative servicing fees -- Shares (Note 2)......   1,466,303
 Administrative servicing fees -- Institutional Shares
   (Note 2)............................................     255,610
 Legal and audit fees..................................      88,633
 Custodian fees........................................      85,871
 Shareholder servicing agent fees......................      82,539
 Directors' fees and expenses (Note 2).................      21,602
 Registration and filing fees..........................      20,069
 Shareholder reports...................................      16,991
 Miscellaneous expenses................................      63,239
                                                        -----------
   Total Expenses......................................   6,052,831
 Fees waived and reimbursed by:
   Investment adviser (Note 2).........................  (1,429,668)
   Administrators (Note 2).............................    (429,315)
                                                        -----------
   Net Expenses........................................   4,193,848
                                                        -----------
NET INVESTMENT INCOME..................................  18,069,942
                                                        -----------
REALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
 Net realized gain (loss) on security transactions.....          --
                                                        -----------
Net increase in net assets resulting from operations... $18,069,942
                                                        ===========

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statements of Changes in Net Assets


Six Months Ended September 30, 2002 (Unaudited)
Net investment income.......................................... $   18,069,942
Net realized gain (loss) on investments........................             --
                                                                --------------
Net increase in net assets resulting from operations...........     18,069,942
Distributions to shareholders:
 From net investment income
  Shares.......................................................    (12,520,766)
  Institutional Shares.........................................     (5,038,487)
                                                                --------------
     Total distributions.......................................    (17,559,253)
                                                                --------------
Increase in net assets from fund share transactions (Note 4):
  Shares.......................................................     26,534,109
  Institutional Shares.........................................    465,606,208
                                                                --------------
     Total from fund share transactions........................    492,140,317
                                                                --------------
Net increase in net assets.....................................    492,651,006
NET ASSETS:
  Beginning of period..........................................  2,111,965,294
                                                                --------------
  End of period (1)............................................ $2,604,616,300
                                                                ==============
--------
(1)Including undistributed net investment income............... $      264,799
                                                                ==============

Year Ended March 31, 2002
Net investment income.......................................... $   58,507,806
Net realized (loss) on investments.............................        (11,454)
                                                                --------------
Net increase in net assets resulting from operations...........     58,496,352
Distributions to shareholders:
 From net investment income
  Shares.......................................................    (50,148,834)
  Institutional Shares.........................................     (8,607,316)
                                                                --------------
     Total distributions.......................................    (58,756,150)
                                                                --------------
(Decrease) in net assets from fund share transactions (Note 4):
  Shares.......................................................    (88,710,220)
  Institutional Shares.........................................     27,234,357
                                                                --------------
     Total from fund share transactions........................    (61,475,863)
                                                                --------------
Net (decrease) in net assets...................................    (61,735,661)
NET ASSETS:
 Beginning of year.............................................  2,173,700,955
                                                                --------------
 End of year (2)............................................... $2,111,965,294
                                                                ==============
--------
(2)Including distributions in excess of net investment income.. $     (245,890)
                                                                ==============


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Financial Highlights -- Selected Per Share Data and Ratios
Institutional Shares



   Selected data for a share outstanding throughout each period are as follows:

                                                 Six months Ended
                                                September 30, 2002   Year Ended     Year Ended    Period Ended
                                                   (Unaudited)     March 31, 2002 March 31, 2001 March 31, 2000*
                                                ------------------ -------------- -------------- ---------------
  Net Asset Value, Beginning of Period.........     $    1.00        $    1.00      $    1.00       $    1.00

                                                    ---------        ---------      ---------       ---------
  Investment Operations:
   Net investment income.......................       0.00802          0.02919        0.06020         0.01688
   Net realized gain (loss) on investments.....      (0.00029)         0.00020             --              --

                                                    ---------        ---------      ---------       ---------
     Total from investment operations..........       0.00773          0.02939        0.06020         0.01688
  Distributions:
   From net investment income..................      (0.00773)        (0.02939)      (0.06020)       (0.01688)

                                                    ---------        ---------      ---------       ---------
  Net Asset Value, End of Period...............     $    1.00        $    1.00      $    1.00       $    1.00

                                                    =========        =========      =========       =========
  Total Return.................................          0.78%(2)         2.98%          6.19%           1.70%(2)

                                                    =========        =========      =========       =========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets.................
   Net Expenses................................          0.23%(3)         0.25%          0.25%           0.25%(3)
   Gross Expenses (1)..........................          0.38%(3)         0.54%          0.49%           0.49%(3)
   Net Investment Income.......................          1.46%(3)         2.83%          6.09%           5.72%(3)
   Fee Waivers (Note 2)........................     $ 0.00076        $ 0.00288      $ 0.00240       $ 0.00071
  Net Assets at end of Period (000's omitted)..     $ 775,578        $ 309,829      $ 282,659       $ 272,997

  ------
  * Institutional Shares commenced operations December 16, 1999.
 (1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (2)Not annualized
 (3)Annualized


                      See Notes to Financial Statements.

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Excelsior Fund currently offers shares in nineteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund (the "Portfolio"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Portfolio offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of Shares as well as the financial statements for the remaining portfolios of Excelsior Fund are presented separately.

   With regard to the Portfolio, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

   (a) Portfolio valuation:
   Securities are valued at amortized cost, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b) Security transactions and investment income:
   Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Repurchase agreements:
   Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

   If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) Dividends and distributions to shareholders:
   Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

   (e) Expense Allocation:
   Expenses directly attributable to the Portfolio are charged to it and expenses directly attributable to a particular class of shares are charged to such class. Other expenses are allocated to the Portfolio based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Agent and Related Party Transactions:

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolio. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolio, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolio, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of the Portfolio. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company to the Portfolio, net of waivers, were $940,001.

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolio for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to maintain an annual expense ratio of not more than 0.50% for Shares of the Portfolio. With regard to Institutional Shares, for the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

   For the six months ended September 30, 2002, pursuant to the above, U.S. Trust waived investment advisory fees totaling $708,716 for the Portfolio.

   Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolio. As a consideration for the administrative services provided by each service organization to its customers, the Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   Administrative servicing fees paid by the Portfolio to affiliates of U.S. Trust amounted to $720,952, for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administration fees in an amount equal to the administration servicing fee of $720,952 for the Portfolio.

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of the Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Portfolios.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3. Federal Taxes:

   It is the policy of the Funds that the Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, the Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the Portfolio had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                       Expiration Date March 31:
                          2004.................. $ 3,436
                          2005..................  12,049
                                                 -------
                       Total.................... $15,485

                                                 =======

4. Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for the Portfolio is 4 billion shares.

   Each share has a par value of $.001 and represents an equal proportionate interest in the Portfolio with other shares of the Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to the Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since the Portfolio has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                          Six Months Ended    Year Ended
                                              09/30/02         03/31/02
                                          ---------------- ---------------
     Sold:
        Shares........................... $ 2,883,227,624  $ 5,978,992,341
        Institutional Shares.............   1,844,668,010    1,985,283,879
     Issued as reinvestment of dividends:
        Shares...........................       1,037,728        5,102,207
        Institutional Shares.............       2,722,235        1,185,780
     Redeemed:
        Shares...........................  (2,857,731,243)  (6,072,804,768)
        Institutional Shares.............  (1,381,784,037)  (1,959,235,302)
                                          ---------------  ---------------
     Net Increase (Decrease)............. $   492,140,317  $   (61,475,863)
                                          ===============  ===============

5. Line of Credit:

   The Portfolio and other affiliated funds participate in a $50 million unsecured line of credit provided by JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2002, the Portfolio had no borrowings under the agreement.

                                                                 SA-INSTMM-0902